Investments (Tables)	6 Months Ended
Jun. 30, 2026
Investments [Abstract]
Disclosure of Investments Accounted for Using Equity Method and Fair Value - ICO

	06/30/2026	12/31/2025

Investments in associates and joint ventures	236,958	264,312
Goodwill	29,384	29,384
Other investments evaluated at fair value through other comprehensive income (1)	862,512	901,181
	1,128,854	1,194,877

Investments	1,128,854	1,194,877
	1,128,854	1,194,877
(1) It includes the fair value measurement of Lenzing Aktiengesellschaft. As of June 30, 2026, the carrying amount of the investment was R$830,281 (R$865,986 as of December 31, 2025).

Disclosure of Detailed Information About Investment in Associates and Joint Ventures

Information of investees as at				Company Participation
			06/30/2026	Carrying amount		In the income (expenses) for the period
	Equity	Income (expenses) of the period	Participation equity (%)	06/30/2026	12/31/2025	06/30/2026	06/30/2025
Associate
Foreign
Ensyn Corporation (1)							(4,539)
Spinnova Plc (2)	180,554	(88,585)	18.75%	33,854	54,391	(16,610)	(9,155)
Simplifyber, Inc.	38,076	(11,406)	15.52%	5,909	7,973	(1,770)	(562)
Allotrope Energy Ltd	2,619		19.72%	516	556
				40,279	62,920	(18,380)	(14,256)
Joint ventures
Domestic (Brazil)
Biomas - Serviços Ambientais, Restauração e Carbono Ltda.	20,394	(16,367)	16.66%	3,815	3,945	(2,631)	(3,107)
Ibema Companhia Brasileira de Papel	386,501	(9,174)	49.90%	192,864	197,442	(4,578)	9,147
Foreign
Woodspin Oy (3)							(117,232)
				196,679	201,387	(7,209)	(111,192)

Other investments evaluated at fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A.			4.58%	3,368	3,581
Celluforce Inc.			8.28%	23,553	25,975
Nfinite Nanotechnology Inc.			5.40%	5,305	5,639
Lenzing Aktiengesellschaft			15.00%	830,281	865,986
				862,507	901,181

Goodwill (1)(3)				29,389	29,389		(63,634)
				29,389	29,389		(63,634)

				1,128,854	1,194,877	(25,589)	(189,082)
(1)In November 2025, the Company sold its entire equity interest in Ensyn Corporation, liquidated F&E Technologies LLC, and recognized impairment of the investment in F&E Tecnologia do Brasil S.A., both related to the same technology developed by Ensyn. As of December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which impacted the equity pickup line: (i) R$ (160,462) related to the write-off of Ensyn goodwill; R$ 371 related to the recognition of the provision for losses on investments; and R9,896 related to the reclassification of other comprehensive income.
(2)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR0.44 on June 30, 2026 and EUR0.46 on December 31, 2025.
(3)In August 2025, the Company completed the sale of its entire equity interest in Woodspin Oy and Suzano Finland Oy to Spinnova Plc for the symbolic amount of 1 euro each. For the year ended December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which significantly impacted the equity pickup line: R$ (117,447) related to the impairment of the investment, R$ (28,679) related to the obligation to make an additional capital contribution, and R$15,636 related to the realization of other comprehensive income of the joint venture Woodspin Oy; R$ (63,634) related to the write-off of goodwill of the associate Spinnova Plc; and R$ (88,871) related to the impairment of the investment in the subsidiary Suzano Finland Oy.